UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Quarter ended:	12/31/00

Check here if Amendment [X]; Amendment Number: 1
     This Amendment (check only one.):  [X] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     HBK Investments, L.P.
Address:  300 Crescent Court, Suite 700
          Dallas, Texas 75201

Form 13F File Number: 28-6078

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Report Manager:

Name:     Laurence H. Lebowitz
Title:    Managing Director
Phone:    (214) 758-6124

Signature, Place, and Date of Signing:

/X/ Laurence H. Lebowitz          Dallas, Texas       March 29, 2002
    Managing Director

Report Type (Check only one.):

[X]  13F HOLDINGS REPORT.

[ ]  13F NOTICE.

[ ]  13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF
1934.

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  30

Form 13F Information Table Value Total:  $458,864 (thousands)

Information for which we are requesting confidential treatment has been omitted and filed separately with the Securities and Exchange Commission.

List of Other Included Managers:  NONE

FORM 13F INFORMATION TABLE
                              TITLE OF                         VALUE     SHARES/  SH/  PUT/ INVSTMNT  OTHR    VOTING AUTHORITY
NAME OF ISSUER                 CLASS               CUSIP      (X$1000)   PRN AMT  PRN  CLL  DISCRETN  MGRS    SOLE   SHRD  NONE

AMERICAN TOWER CORP             NT CV 2.25%09       029912AD4    65740     54200   PRN         SOLE          54200     0      0
AT HOME CORP                    SB DB CV0.525%18    045919AC1     5522     16500   PRN         SOLE          16500     0      0
MBL INTL FIN BERMUDA TR         GTD NT EXCH 3%02    55262XAA2    84452     87289   PRN         SOLE          87289     0      0
CENDANT CORP                    RT PUR PRIDES       151313111     4621    788100   SHR         SOLE         788100     0      0
CHARTER COMMUNICATIONS INC DEL  SB NT CV 144A 05    16117MAA5    56063     46000   PRN         SOLE          46000     0      0
CKE RESTAURANTS INC             SB NT CV 4.25%04    12561EAB1     8913     22282   PRN         SOLE          22282     0      0
CISCO SYS INC                   COM                 17275R102     2283     59674   SHR         SOLE          59674     0      0
ECHOSTAR COMMUNICATIONS NEW     SB NT CV4.875%07    278762AD1     4485      6000   PRN         SOLE           6000     0      0
ECHOSTAR COMMUNICATIONS NEW     SUB NT CV 144A07    278762AB5    47205     63150   PRN         SOLE          63150     0      0
ELAN PLC                        WT EXP  123102      G29539155      623    837300   SHR         SOLE         837300     0      0
ELAN PLC                        WT EXP  083105      G29539163     3883   1045300   SHR         SOLE        1045300     0      0
ELAN PLC                        WT EXP  011403      284131802     8852    207200   SHR         SOLE         207200     0      0
E M C CORP MASS                 COM                 268648102     3126     47000   SHR         SOLE          47000     0      0
HEALTHCARE RLTY TR              SB DB CV 6.55%02    421946AA2     7938      8400   PRN         SOLE           8400     0      0
HRPT PPTYS TR                   SB DBCV-A 7.5%03    40426WAB7    10226     10545   PRN         SOLE          10545     0      0
KELLSTROM INDS INC              SB NT CV 5.75%02    488035AC0     1338      3040   PRN         SOLE           3040     0      0
LAMAR ADVERTISING CO            NT CV 5.25%06       512815AF8    31930     31000   PRN         SOLE          31000     0      0
BANK TOKYO-MITSUBISHI LTD       SPONSORED ADR       065379109    10923   1100000   SHR         SOLE        1100000     0      0
CAPSTAR HOTEL CO                SUB NT CV4.75%04    140918AC7     5574      7060   PRN         SOLE           7060     0      0
MEDITRUST CORP                  DEB CONV  7.5%01    58501TAC2    21418     22195   PRN         SOLE          22195     0      0
OGDEN CORP                      SUDDEBCV 5.75%02    676346AD1     1548      1800   PRN         SOLE           1800     0      0
OMEGA HEALTHCARE INVS INC       SUB DB CV 8.5%01    681936AG5     1129      1150   PRN         SOLE           1150     0      0
SCHERING PLOUGH CORP            COM                 806605101      295      5200   SHR         SOLE           5200     0      0
SARA LEE CORP                   COM                 803111103      251     10200   SHR         SOLE          10200     0      0
SOLECTRON CORP                  SR LYON ZERO  20    834182AK3    24949     44000   PRN         SOLE          44000     0      0
SUNRISE ASSISTED LIVING INC     SUB NT CV 5.5%02    86768KAC0    15081     16216   PRN         SOLE          16216     0      0
SUN MICROSYSTEMS INC            COM                 866810104     3954    142000   SHR         SOLE         142000     0      0
SOVEREIGN BANCORP INC           COM                 845905108      569     70000   SHR         SOLE          70000     0      0
TELEFONOS DE MEXICO S A         SR DB CV 4.25%04    879403AD5    18131     16583   PRN         SOLE          16583     0      0
WHOLE FOODS MKT INC             SB DB CV ZRO  18    966837AC0     7844     18136   PRN         SOLE          18136     0      0

